Taxes (Details) - Schedule of income tax provision (benefit) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of income tax provision (benefit) [Abstract]
Current	$ 514,664	$ 1,267,356	$ 2,327,205
Deferred	492,241	(224,882)	(194,908)
Total	$ 1,006,905	$ 1,042,474	$ 2,132,297